Interim Condensed Consolidated Statement of Financial Position - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Assets
Intangible assets	€ 977	€ 1,394
Property, plant and equipment	32,060	30,610
Investment in a joint venture / associate	13,597	15,054
Other financial assets	3,189	3,779
Non-financial assets	6,251	8,113
Non-current assets	56,074	58,950
Other financial assets	122,420	219,625
Non-financial assets	31,948	22,994
Cash and cash equivalents	103,132	129,856
Current assets	257,500	372,475
Total Assets	313,574	431,425
Shareholders' Equity and Liabilities
Subscribed capital	41,177	40,138
Share premium	779,347	779,141
Other capital reserves	252,940	240,430
Treasury shares	(151)	(151)
Accumulated loss	(840,830)	(717,134)
Accumulated other comprehensive income / (loss)	14	87
Shareholders' equity	232,497	342,511
Other financial liabilities	23
Lease liabilities	9,399	9,861
Provisions	450	373
Trade and other payables	5,032	2,906
Deferred tax liabilities	10	10
Non-current liabilities	14,914	13,150
Other financial liabilities	36
Lease liabilities	2,939	1,962
Share-based payments liabilities	6,801	8,028
Provisions	3,756	2,422
Income tax payable	35	552
Warrants	5,218	21,405
Trade and other payables	36,524	35,335
Other non-financial liabilities	10,854	6,060
Current liabilities	66,163	75,764
Total Shareholders' Equity and Liabilities	€ 313,574	€ 431,425